Filed Pursuant to Rule 497(e)
Registration No. 333-11283

SunAmerica Focused Series, Inc. (the “Corporation”)

Focused Growth and Income Portfolio

Focused Small-Cap Growth Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 25, 2010 to the Prospectus

dated February 27, 2009, as supplemented and amended to date

Effective December 7, 2009, the SunAmerica Growth Opportunities Fund and SunAmerica New Century Fund, each a series of SunAmerica Equity Funds, and Focused Mid-Cap Growth Portfolio, a series of the Corporation, were reorganized into the Focused Small-Cap Growth Portfolio (the “Small-Cap Reorganizations”). In connection with the Small-Cap Reorganizations and effective December 7, 2009, SunAmerica Asset Management Corp. (“SunAmerica”) replaced BAMCO, Inc. (“BAMCO”) as Adviser to the Focused Small-Cap Growth Portfolio and assumed day-to-day portfolio management responsibility for the Portfolio, with Jay Rushin serving as portfolio manager.

Effective January 25, 2010, the SunAmerica Balanced Assets Fund and SunAmerica Growth and Income Fund, each a series of SunAmerica Equity Funds, were reorganized into the Focused Growth and Income Portfolio (the “Growth and Income Reorganizations” and together with the Small-Cap Reorganizations, the “Reorganizations”). In connection with the Growth and Income Reorganizations and effective January 25, 2010, SunAmerica replaced BlackRock Investment Management, LLC (“BlackRock”) as Adviser to the Focused Growth and Income Portfolio and assumed day-to-day portfolio management responsibility for the Portfolio, with John Massey and Steven Neimeth serving as portfolio managers.

Accordingly, all references to BAMCO in the Prospectus are hereby deleted and all references to BlackRock with respect to the Focused Growth and Income Portfolio in the Prospectus are hereby deleted. Additionally, the information relating to the Portfolios in the chart within the section “Information About Advisers,” on page 51 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Portfolio Management Provided by the following Advisers
Focused Small-Cap Growth Portfolio	SunAmerica

Focused Growth and Income Portfolio	SunAmerica

Additionally, the descriptions of the portfolio managers of the Portfolios in the section “Information About Advisers,” on pages 53-55 of the Prospectus are hereby deleted and replaced with the following:

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience
Focused Small-Cap Growth Portfolio	Jay Rushin Portfolio Manager and Senior Vice President (SunAmerica)	Mr. Rushin is a Senior Vice President and Portfolio Manager at SunAmerica. He co-heads the SunAmerica Small-Cap Equity Team. Prior to joining SunAmerica in December 2005, Mr. Rushin was a lead portfolio manager at AIM Management Group, where he was responsible for a small-cap and mid-cap growth team, and its respective portfolios. Mr. Rushin received a B.A. from Florida State University and is a Chartered Financial Analyst. He is also a member of the Houston Society of Security Analysts.

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience
Focused Growth and Income Portfolio	John Massey Portfolio Manager and Senior Vice President (SunAmerica)	See the Focused Large-Cap Growth Portfolio on page 53.

	Steven A. Neimeth Portfolio Manager and Senior Vice President (SunAmerica)	See the Focused Large-Cap Value Portfolio on page 53.

Moreover, in connection with the Reorganizations and in light of the fact that the Portfolios are no longer subadvised, the advisory fees payable to SunAmerica with respect to the Portfolios were reduced, effective December 7, 2009 with respect to the Focused Small-Cap Growth Portfolio and effective January 25, 2010 with respect to the Focused Growth and Income Portfolio, from an annual rate of 1.00% of each of the Portfolio’s average daily net assets to an annual rate of 0.75% of each of the Portfolio’s average daily net assets. Accordingly, the expense information for Focused Small-Cap Growth Portfolio and Focused Growth and Income Portfolio in the tables under “Annual Fund Operating Expenses,” in the section “Portfolio Highlights” on pages 21 and 24, respectively, of the Prospectus is hereby restated as follows to reflect the new advisory fee rates:

	Focused Small-Cap Growth Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)	Class A		Class B		Class C		Class I(5)
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees(4)	0.35%		1.00%		1.00%		None
Other Expenses†	0.41%		0.55%		0.46%		1.06%

Total Annual Fund Operating Expenses‡	1.51%		2.30%		2.21%		1.81%

Expense Reimbursement (Recoupments)	(0.10	)%(8)	(0.07	)%(8)	(0.16	)%(8)	0.48	%(8)
Net Expenses	1.61	%(6)(7)	2.37	%(6)(7)	2.37	%(6)(7)	1.33	%(6)(7)

	Focused Growth and Income Portfolio
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)	Class A		Class B		Class C		Class I(5)
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees(4)	0.35%		1.00%		1.00%		None
Other Expenses†	0.45%		0.51%		0.46%		1.67%

Total Annual Fund Operating Expenses‡	1.55%		2.26%		2.21%		2.42%

Expense Reimbursement (Recoupments)	(0.08	)%(8)	(0.11	)%(8)	(0.09	)%(8)	1.10	%(8)
Net Expenses	1.63	%(7)	2.37	%(7)	2.30	%(7)	1.32	%(7)

(4)

Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5)	Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

(6)

Through directed brokerage arrangements, a portion of the Portfolio’s expenses have been reduced. “Other Expenses” do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reductions been taken into account “Net Expenses” for each class would have been as follows:

Portfolio	Class A	Class B	Class C	Class I
Focused Small-Cap Growth Portfolio	1.60%	2.36%	2.36%	1.32%

(7)

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts in the table below:

Portfolio	Class A	Class B	Class C	Class I
Focused Small-Cap Growth Portfolio	1.72%	2.37%	2.37%	1.33%
Focused Growth and Income Portfolio	1.72%	2.37%	2.37%	1.32%

These fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Board of Directors, including a majority of the Directors who are not interested persons of the Portfolios, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Disinterested Directors”).

(8)

Any waivers or reimbursements made by SunAmerica with respect to any Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

†	“Other Expenses” have been restated to reflect fees and expenses as of each Portfolio’s fiscal year ended October 31, 2009. Other Expenses with respect to the Class I shares of Focused Growth and Income Portfolio are based on estimated amounts for the current fiscal year since no Class I shares of this Portfolio were issued as of October 31, 2009. Actual expenses of the Class I shares of the Focused Growth and Income Portfolio may be different.

‡	Total Annual Fund Operating Expenses will vary based upon certain factors, including, but not limited to, increases or decreases in the Portfolio’s assets.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP9_FOCPR_2-09

SunAmerica Focused Series, Inc. (the “Corporation”)

Focused Growth and Income Portfolio

Focused Small-Cap Growth Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 25, 2010 to the Statement of Additional Information (“SAI”)

dated February 27, 2009, as supplemented and amended to date

Effective December 7, 2009, the SunAmerica Growth Opportunities Fund and SunAmerica New Century Fund, each a series of SunAmerica Equity Funds, and Focused Mid-Cap Growth Portfolio, a series of the Corporation, were reorganized into the Focused Small-Cap Growth Portfolio (the “Small-Cap Reorganizations”). In connection with the Small-Cap Reorganizations and effective December 7, 2009, SunAmerica Asset Management Corp. (“SunAmerica”) replaced BAMCO, Inc. (“BAMCO”) as Adviser to the Focused Small-Cap Growth Portfolio and assumed day-to-day portfolio management responsibility for the Portfolio, with Jay Rushin serving as portfolio manager.

Effective January 25, 2010, the SunAmerica Balanced Assets Fund and SunAmerica Growth and Income Fund, each a series of SunAmerica Equity Funds, were reorganized into the Focused Growth and Income Portfolio (the “Growth and Income Reorganizations” and together with the Small-Cap Reorganizations, the “Reorganizations”). In connection with the Growth and Income Reorganizations and effective January 25, 2010, SunAmerica replaced BlackRock Investment Management, LLC (“BlackRock”) as Adviser to the Focused Growth and Income Portfolio and assumed day-to-day portfolio management responsibility for the Portfolio, with John Massey and Steven Neimeth serving as portfolio managers.

Accordingly, all references to BAMCO in the SAI are hereby deleted and all references to BlackRock with respect to the Focused Growth and Income Portfolio in the SAI are hereby deleted. In addition, the information relating to the Portfolios in the chart under the section “Advisers, Personal Securities Trading, Distributor and Administrator,” under the sub-heading “The Advisers,” on page B-48 of the SAI, is hereby deleted and replaced with the following:

Portfolio	Adviser(s)
Focused Small-Cap Growth Portfolio	SunAmerica

Focused Growth and Income Portfolio	SunAmerica

The information with respect to the Portfolios in the table under the section “Adviser, Personal Securities Trading, Distributor and Administrator,” under the sub-heading “Additional Information about the Portfolio Managers,” on pages B-49 through B-50 of the SAI, is also hereby deleted and replaced with the following:

Portfolio	Advisers/ Sub-adviser	Portfolio Manager	Other Accounts (As of October 31, 2008, except as otherwise specified)
			Registered Investment Companies			Pooled Investment Vehicles			Other Accounts
			No. of Accounts	Assets ($millions except as noted)		No. of Accounts	Assets ($millions except as noted)		No. of Accounts	Assets ($millions except as noted)
Small-Cap Growth Portfolio	SunAmerica	Jay Rushin*	3		$117	0		$0	0		$0

Growth and Income Portfolio	SunAmerica	John Massey* Steven Neimeth*	6 6	$ $	790 349	0 0	$ $	0 0	0 0	$ $	0 0

*	Account information is provided as of December 31, 2009.

In addition, the information with respect to the Portfolios in the table under the section “Adviser, Personal Securities Trading, Distribution and Administrator,” under the sub-heading “Portfolio Manager Ownership of Fund Shares,” on page B-50 of the SAI, is hereby deleted and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities owned in each Fund managed by the named Portfolio Manager
Small-Cap Growth Portfolio	SunAmerica	Daniel Lew*	None

Growth and Income Portfolio	SunAmerica	John Massey* Steven Neimeth*	None

*	Information is provided as of December 31, 2009.

Moreover, in connection with the Reorganizations and in light of the fact that the Portfolios are no longer subadvised, the advisory fee payable to SunAmerica with respect to the Portfolios were reduced, effective December 7, 2009 with respect to the Focused Small-Cap Growth Portfolio and effective January 25, 2010 with respect to the Focused Growth and Income Portfolio, from an annual rate of 1.00% of each of the Portfolio’s average daily net assets to an annual rate of 0.75% of each of the Portfolio’s average daily net assets. Accordingly, the information relating to the Portfolios in the table under the section “Advisers, Personal Securities Trading, Distributor and Administrator,” under the sub-heading “The Advisers” on page B-64 of the SAI, is hereby restated to reflect the new advisory fee rates:

Portfolio	Advisory Fee Rate
Focused Small-Cap Growth Portfolio	0.75%
Focused Growth and Income Portfolio	0.75%

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP6_FOCPR_2-09

2